ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of estimations of fair value [abstract]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Text Block]

December 31, 2021

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,244,069	Ps.	513,883	Ps.	—	Ps.	2,757,952
Securities issued or secured by other Colombian Government entities		—		249,510		—		249,510
Securities issued or secured by foreign Governments		—		150,962		62,901		213,863
Securities issued or secured by other financial entities		—		1,476,476		—		1,476,476
Securities issued or secured by non-financial sector entities		—		9,388		—		9,388
Others		—		34,098		—		34,098
Total trading investments	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through profit or loss
Others		—		—		—		—
Total investments in debt securities at fair value through profit or loss	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		10,638,542		5,433,220		—		16,071,762
Securities issued or secured by other Colombian Government entities		108,028		714,886		—		822,914
Securities issued or secured by foreign Governments		1,324,236		11,408,428		—		12,732,664
Securities issued or secured by central banks		—		1,857,718		—		1,857,718
Securities issued or secured by other financial entities		—		4,186,830		18,094		4,204,924
Securities issued or secured by non-financial sector entities		—		737,710		—		737,710
Others		52,466		1,005,882		7,826		1,066,174
Total investments in debt securities at fair value through OCI	Ps.	12,123,272	Ps.	25,344,674	Ps.	25,920	Ps.	37,493,866
Total investments in debt securities	Ps.	14,367,341	Ps.	27,778,991	Ps.	88,821	Ps.	42,235,153

Equity securities
Trading equity securities		6,404		3,807,594		1,268,576		5,082,574
Investments in equity through OCI		1,313,152		4,395		88,588		1,406,135
Total equity securities	Ps.	1,319,556	Ps.	3,811,989	Ps.	1,357,164	Ps.	6,488,709

Held for trading derivatives
Currency forward		—		851,109		—		851,109
Debt securities forward		—		1,099		—		1,099
Interest rate swap		—		208,440		—		208,440
Currency swap		—		39,589		—		39,589
Currency options		—		62,191		—		62,191
Index future		481		—		—		481
Total held for trading derivatives	Ps.	481	Ps.	1,162,428	Ps.	—	Ps.	1,162,909
Hedging derivatives
Currency forward		—		6,677		—		6,677
Interest rate swap		—		27,579		—		27,579
Currency swap		—		9,992		—		9,992
Total hedging derivatives	Ps.	—	Ps.	44,248	Ps.	—	Ps.	44,248
Other account receivables

	Level 1		Level 2		Level 3		Total
Financial assets in concession contracts		—		—		3,228,480		3,228,480
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,228,480	Ps.	3,228,480
Non- financial assets
Biological assets		—		—		154,986		154,986
Investment properties		—		—		852,935		852,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,007,921	Ps.	1,007,921
Total assets at fair value on recurring basis	Ps.	15,687,378	Ps.	32,797,656	Ps.	5,682,386	Ps.	54,167,420

Liabilities
Trading derivatives
Currency forward		—		659,871		—		659,871
Debt securities forward		—		3,014		—		3,014
Index futures		4,972		—		—		4,972
Interest rate swap		—		230,862		—		230,862
Currency swap		—		72,044		—		72,044
Currency options		—		79,147		—		79,147
Total trading derivatives	Ps.	4,972	Ps.	1,044,938	Ps.	—	Ps.	1,049,910
Hedging derivatives
Currency forward		—		33,160		—		33,160
Interest rate swap		—		22,653		—		22,653
Total hedging derivatives	Ps.	—	Ps.	55,813	Ps.	—	Ps.	55,813
Total liabilities at fair value on recurring basis	Ps.	4,972	Ps.	1,100,751	Ps.	—	Ps.	1,105,723

December 31, 2020

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,748,734	Ps.	1,083,245	Ps.	—	Ps.	2,831,979
Securities issued or secured by other Colombian Government entities		—		187,295		—		187,295
Securities issued or secured by foreign Governments		—		129,082		72,230		201,312
Securities issued or secured by other financial entities		—		1,502,818		—		1,502,818
Securities issued or secured by non-financial sector entities		—		24,975		—		24,975
Others		—		32,614		—		32,614
Total trading investments	Ps.	1,748,734	Ps.	2,960,029	Ps.	72,230	Ps.	4,780,993
Investments in debt securities at fair value through profit or loss
Others		—		—		7,385		7,385
Total investments in debt securities at fair value through profit or loss	Ps.	1,748,734	Ps.	2,960,029	Ps.	79,615	Ps.	4,788,378
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		9,943,470		2,903,729		—		12,847,199
Securities issued or secured by other Colombian Government entities		174,614		286,459		—		461,073
Securities issued or secured by foreign Governments		1,813,022		7,850,302		—		9,663,324
Securities issued or secured by central banks		—		1,862,922		—		1,862,922
Securities issued or secured by other financial entities		168,314		2,740,688		3,430		2,912,432
Securities issued or secured by non-financial sector entities		—		49,570		—		49,570
Others		35,491		1,122,041		12,304		1,169,836
Total investments in debt securities at fair value through OCI	Ps.	12,134,911	Ps.	16,815,711	Ps.	15,734	Ps.	28,966,356
Total investments in debt securities	Ps.	13,883,645	Ps.	19,775,740	Ps.	95,349	Ps.	33,754,734

Equity securities
Trading equity securities		1,351		4,076,598		1,045,990		5,123,939
Investments in equity through OCI		1,400,896		221		113,973		1,515,090
Total equity securities	Ps.	1,402,247	Ps.	4,076,819	Ps.	1,159,963	Ps.	6,639,029

Held for trading derivatives
Currency forward		—		817,161		—		817,161
Debt securities forward		—		349		—		349
Interest rate swap		—		245,618		—		245,618
Currency swap		—		31,394		—		31,394
Currency options		—		39,402		—		39,402
Total held for trading derivatives	Ps.	—	Ps.	1,133,924	Ps.	—	Ps.	1,133,924

	Level 1		Level 2		Level 3		Total
Hedging derivatives
Currency forward		—		123,325		—		123,325
Currency swap		—		32,895		—		32,895
Total hedging derivatives	Ps.	—	Ps.	156,220	Ps.	—	Ps.	156,220
Other account receivables
Financial assets in concession contracts		—		—		2,958,385		2,958,385
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,958,385	Ps.	2,958,385
Non- financial assets
Biological assets		—		—		122,675		122,675
Investment properties		—		—		808,556		808,556
Total non- financial assets	Ps.	—	Ps.	—	Ps.	931,231	Ps.	931,231
Total assets at fair value on recurring basis	Ps.	15,285,892	Ps.	25,142,703	Ps.	5,144,928	Ps.	45,573,523

Liabilities
Trading derivatives
Currency forward		—		1,112,439		—		1,112,439
Debt securities forward		—		2,071		—		2,071
Index futures		1,165		—		—		1,165
Interest rate swap		—		251,414		—		251,414
Currency swap		—		39,705		—		39,705
Currency options		—		45,780		—		45,780
Total trading derivatives	Ps.	1,165	Ps.	1,451,409	Ps.	—	Ps.	1,452,574
Hedging derivatives
Currency forward		—		26,924		—		26,924
Interest rate swap		—		29,703		—		29,703
Total hedging derivatives	Ps.	—	Ps.	56,627	Ps.	—	Ps.	56,627
Total liabilities at fair value on recurring basis	Ps.	1,165	Ps.	1,508,036	Ps.	—	Ps.	1,509,201

	Level 1		Level 2		Level 3		Total
December 31, 2021
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,959,513	Ps.	1,959,513
Non- current assets held for sale		—		—		208,426		208,426
	Ps.	—	Ps.	—	Ps.	2,167,939	Ps.	2,167,939

	Level 1		Level 2		Level 3		Total
December 31, 2020
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,508,693	Ps.	1,508,693
Non- current assets held for sale		—		—		240,412		240,412
	Ps.	—	Ps.	—	Ps.	1,749,105	Ps.	1,749,105

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	36,005	Ps.	—	Ps.	36,005
Securities issued or secured by Colombian Government		1,722,648		253,834		—		1,976,482
Securities issued or secured by other financial entities		—		205,634		—		205,634
	Ps.	1,722,648	Ps.	495,473	Ps.	—	Ps.	2,218,121
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	1,743,092	Ps.	495,473	Ps.	—	Ps.	2,238,565

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2020
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	27,440	Ps.	—	Ps.	27,440
Securities issued or secured by Colombian Government		877,445		428,598		—		1,306,043
Securities issued or secured by other financial entities		—		50,801		—		50,801
Others		—		7,545		—		7,545
	Ps.	877,445	Ps.	514,384	Ps.	—	Ps.	1,391,829
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	59,743	Ps.	—	Ps.	—	Ps.	59,743
	Ps.	59,743	Ps.	—	Ps.	—	Ps.	59,743
Pledged as collateral to financial obligations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	7	Ps.	—	Ps.	7
	Ps.	—	Ps.	7	Ps.	—	Ps.	7
	Ps.	937,188	Ps.	514,391	Ps.	—	Ps.	1,451,579

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

The following is a list of debt securities at FVOCI that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	37,797	Ps.	—	Ps.	37,797
Securities issued or secured by foreign Governments		1,091,388		143,630		—		1,235,018
Securities issued or secured by Colombian Government		4,659,290		880,629		—		5,539,919
Securities issued or secured by other Colombian Government entities		9,002		59,303		—		68,305
Securities issued or secured by other financial entities		—		435,588		—		435,588
Securities issued or secured by non-financial sector entities		—		4,927		—		4,927
Others		52,466		138,987		—		191,453
	Ps.	5,812,146	Ps.	1,700,861	Ps.	—	Ps.	7,513,007
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		11,155		—		—		11,155
	Ps.	11,155	Ps.	—	Ps.	—	Ps.	11,155
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		912,559		18,920		—		931,479
	Ps.	912,559	Ps.	18,920	Ps.	—	Ps.	931,479
	Ps.	6,735,860	Ps.	1,719,781	Ps.	—	Ps.	8,455,641

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2020
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	869	Ps.	—	Ps.	869
Securities issued or secured by foreign Governments		913,836		243,546		—		1,157,382
Securities issued or secured by Colombian Government		3,260,950		342,847		—		3,603,797
Securities issued or secured by other Colombian Government entities		7,760		35,842		—		43,602
Securities issued or secured by other financial entities		36,747		106,807		—		143,554
Others		35,492		128,113		—		163,605
	Ps.	4,254,785	Ps.	858,024	Ps.	—	Ps.	5,112,809
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		—		10,247		—		10,247
	Ps.	—	Ps.	10,247	Ps.	—	Ps.	10,247
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		552,083		63,016		—		615,099
	Ps.	552,083	Ps.	63,016	Ps.	—	Ps.	615,099
	Ps.	4,806,868	Ps.	931,287	Ps.	—	Ps.	5,738,155

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	246,938	Ps.	(967,707)
Adjusted net Asset Value
Current financial assets	+/-5%		50		(50)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		7,508		(16,247)
Income	+/-1%		67,645		(73,742)
Discount interest rates	+/- 50 bps		48,141		(59,605)
		Ps.	370,282	Ps.	(1,117,351)

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2021				December 31, 2020
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(788,000)	Ps.	1,232,537	Ps.	(675,517)	Ps.	1,029,057
Perpetuity growth rate		700,340		(483,643)		596,031		(420,953)

Disclosure of detailed information about transfer of fair value between level 1 and 2

December 31, 2021

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	—	Ps.	813,196
Securities issued or secured by other Colombian Government entities		—		—		—		193,459
Securities issued or secured by other financial entities		—		—		—		54,873
Others		—		—		16,446		—
	Ps.	—	Ps.	—	Ps.	16,446	Ps.	1,061,528

December 31, 2020

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—
	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2019	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324
Valuation adjustment with an effect on income		(3,018)		18,721		217,616		18,914		19,597
Valuation adjustments with an effect on OCI		—		3,101		—		—		5,288
Transfers to non-current assets held for sale		—		—		—		—		21,722
Reclassification		—		—		—		—		(2,078)
Additions		—		238		—		20,559		116,702
Sales / redemptions		(613)		(74)	Ps.	—		(18,822)		(68,989)
December 31, 2019	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566
Valuation adjustment with an effect on income		(1,390)		313,139		252,355		15,021		(46,924)
Valuation adjustments with an effect on OCI		(1,772)		6,960		—		—		9,014
Transfers from non-current assets held for sale		—		—		—		—		4,323
Reclassification		—		108		—		—		11,685
Business combination		—		—		—		—		10,164
Effect of movements in exchange rates		—		—		—		—		(700)
Additions		99,094	(*)	257,457		—		21,285		37,533
Sales / redemptions		(10,685)		—		—		(18,488)		(145,105)
December 31, 2020	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556
Valuation adjustment with an effect on income		4,222		177,310		270,095		28,546		22,775
Valuation adjustments with an effect on OCI		85,096		(6,431)		—		—		7,991
Transfers from non-current assets held for sale		—		—		—		—		22,847
Reclassification		—		—		—		—		4,490
Effect of movements in exchange rates		—		—		—		—		2,964
Additions		—		3,553		—		27,213		77,157
Sales / redemptions		(95,846)		(15,665)		—		(23,448)		(93,845)
Transfers from level 2 to level 3		—		73,859		—		—		—
Transfers from level 3 to level 2		—		(35,425)		—		—		—
December 31, 2021	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935

(*)    For 12 Months ended as of December 31, 2020 this addition of Ps.257,457 corresponds to: The initial value of the Private Equity Fund Nexus Inmobiliario del Banco de Occidente and Fiduciaria de Occidente for Ps.250,768 and Ps.6,689 refers to new investments in instruments of equity held for trading (shares) of Multibank.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2021				December 31, 2020
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	5,775,070	Ps.	5,711,378	Ps.	5,580,128	Ps.	5,559,263
Credit portfolio at amortized cost (2)		220,297,825		222,142,713		195,541,994		203,901,379
Total financial assets	Ps.	226,072,895	Ps.	227,854,091	Ps.	201,122,122	Ps.	209,460,642

Liabilities
Customer deposits (3)	Ps.	234,470,422	Ps.	235,505,912	Ps.	211,841,597	Ps.	216,035,503
Financial obligations (4)		73,282,326		72,891,434		58,624,766		60,181,205
Total financial liabilities	Ps.	307,752,748	Ps.	308,397,346	Ps.	270,466,363	Ps.	276,216,708

(1) Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.